Reserves (Details) - Schedule of movements in options for fully paid ordinary shares - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule Of Movements In Options For Fully Paid Ordinary Shares Abstract
Number of Options, Beginning of the year	160,542,720	21,550,000	25,300,000
Comp. Expense, Beginning of the year (in Dollars)	$ 2,750,884	$ 866,121	$ 1,158,975
Number of Options , Options issued during the year	45,150,000	140,392,720
Comp. Expense ,Options issued during the year (in Dollars)
Number of Options, Options expired during the year	(7,000,000)		(3,400,000)
Comp. Expense , Options expired during the year (in Dollars)	$ (240,310)		$ (280,838)
Number of Options, Forfeited during the year	(14,000,000)	(1,400,000)	(350,000)
Comp. Expense, Forfeited during the year (in Dollars)	$ (450,777)	$ (65,800)	$ (12,016)
Number of Options, Share Based Payment expense
Comp. Expense, Share Based Payment expense (in Dollars)	$ 1,506,121	$ 1,950,563
Number of Options,End of the year	184,692,720	160,542,720	21,550,000
Comp. expense end of the year (in Dollars)	$ 3,565,918	$ 2,750,884	$ 866,121